COMMITMENTS AND CONTINGENCIES - OPERATING LEASE PAYMENTS (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011
Notes to Financial Statements [Abstract]
Minimum rental commitments, 2012	$ 264
Minimum rental commitments, 2013	224
Minimum rental commitments, 2014	192
Minimum rental commitments, 2015	173
Minimum rental commitments, 2016	141
Minimum rental commitments, thereafter	$ 505